Revenues - Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues	$ 14,032,113	$ 1,802,849	$ 13,724,493
Services transferred over time [Member]
Schedule of Group’s Revenues Disaggregated by the Timing of Revenue Recognition [Line Items]
Total revenues	$ 14,032,113	$ 1,802,849	$ 13,724,493